SCHEDULE OF REMAINING LEASE TERMS AND DISCOUNT RATES (Details)	Dec. 31, 2025	Dec. 31, 2024
Right-of-use Assets And Operating Lease Liabilities
Operating Lease, Weighted Average Remaining Lease Term	9 months 29 days	1 year 4 months 6 days
Operating Lease, Weighted Average Discount Rate, Percent	4.30%	4.00%